Debt - Summary of Activity for Defered Financing Costs (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Equity Method Investments And Cost Method Investments [Abstract]
Beginning balance		$ 11,485	$ 11,485
Loan origination fees	$ 4,048	6,309
Amortization	(982)	(850)	$ 252	$ 3,256	$ 3,266
Write off of deferred financing fees	(688)			(3,100)
Ending balance	$ 19,593	$ 16,944		$ 11,485